Debt - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Debt [Line Items]
Beginning balance	$ 52,556	$ 75,386
Cash flow	(13,683)	(26,573)
Lease additions	5,188	3,788
Other movements	1,070	309
Currency translation differences and foreign exchange (gains)/losses	(294)	(354)
End balance	44,837	52,556
Early repayment of non-current debt		3,500
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	8,218	16,899
Cash flow	(7,618)	(17,887)
Lease additions	1,111	899
Other movements	7,560	8,655
Currency translation differences and foreign exchange (gains)/losses	(270)	(348)
End balance	9,001	8,218
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	80,868	91,115
Cash flow	(254)	(1,842)
Lease additions	4,077	2,889
Other movements	(7,883)	(9,034)
Currency translation differences and foreign exchange (gains)/losses	(2,014)	(2,260)
End balance	74,794	80,868
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	440	(798)
Cash flow	(1,799)	(1,165)
Lease additions
Other movements	1,393	688
Currency translation differences and foreign exchange (gains)/losses	1,254	1,715
End balance	1,288	440
Cash and cash equivalents (see Note 17)
Disclosure Of Net Debt [Line Items]
Beginning balance	(36,970)	(31,830)
Cash flow	(4,012)	(5,679)
Lease additions
Other movements	0	0
Currency translation differences and foreign exchange (gains)/losses	736	539
End balance	$ (40,246)	$ (36,970)